OPERATING SEGMENTS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Net operating revenues:
Total net operating revenues			$ 21,422,990
Cost of goods sold			(9,134,997)
Intersegment cost
Total net operating cost			(17,704,129)
Selling, general administrative expenses	$ (289,330)	$ (318,316)	(1,150,927)	$ (1,354,749)
Intersegment G&A expenses
Research and development	(66,323)	(131,088)	(708,754)	(609,742)
Operating income (loss)			1,687,652
Interest expense	(130,402)	(149,487)	(653,114)	(413,165)
Other income (loss) — net			213,315
Income before income taxes	(276,153)	(785,488)	1,247,853	(392,243)
Other segment information:
Property, plant and equipment - net	16,936,707		17,184,192	$ 18,694,969
Depreciation and amortization			1,765,929
Third Party [Member]
Net operating revenues:
Total net operating revenues	1,587,144	2,378,281	12,682,330
Intersegment [Member]
Net operating revenues:
Total net operating revenues
White Button Mushroom [Member]
Net operating revenues:
Total net operating revenues	1,386,729	1,684,796	10,447,024
Cost of goods sold	200,137	1,115,321	(3,384,118)
Intersegment cost	993,081		(4,574,213)
Total net operating cost			(7,958,331)
Selling, general administrative expenses	44,758	82,736	(177,926)
Intersegment G&A expenses			(32,745)
Research and development	36,755	49,829	(340,309)
Operating income (loss)	111,998	436,910	1,955,969
Interest expense			(328,571)
Other income (loss) — net			7,576
Income before income taxes	53,262	358,327	1,634,974
Other segment information:
Property, plant and equipment - net			2,090,501
Depreciation and amortization			162,836
White Button Mushroom [Member] | Third Party [Member]
Net operating revenues:
Total net operating revenues	393,648	1,684,796	5,858,322
White Button Mushroom [Member] | Intersegment [Member]
Net operating revenues:
Total net operating revenues			4,588,702
Compost III [Member]
Net operating revenues:
Total net operating revenues	319,276	978,355	6,155,089
Cost of goods sold	146,568	908,559	(631,830)
Intersegment cost	207,498	284,870	(3,418,261)
Total net operating cost			(4,050,091)
Selling, general administrative expenses	6,468	9,371	(28,973)
Intersegment G&A expenses			(32,855)
Research and development	29,568	37,529	(163,516)
Operating income (loss)	(70,826)	(261,974)	2,060,044
Interest expense			(42,686)
Other income (loss) — net			22,167
Income before income taxes	2,817	(418,815)	2,039,525
Other segment information:
Property, plant and equipment - net			724,851
Depreciation and amortization			62,114
Compost III [Member] | Third Party [Member]
Net operating revenues:
Total net operating revenues	111,778	693,485	2,884,364
Compost III [Member] | Intersegment [Member]
Net operating revenues:
Total net operating revenues			3,270,725
Mushroom Powder Seasonings [Member]
Net operating revenues:
Total net operating revenues	1,081,718		4,820,877
Cost of goods sold	1,159,507	445,034	(5,119,049)
Intersegment cost			(576,657)
Total net operating cost			(5,695,707)
Selling, general administrative expenses	211,123	216,269	(796,019)
Intersegment G&A expenses
Research and development		43,730	(204,929)
Operating income (loss)	(288,912)	(705,033)	(2,180,353)
Interest expense			(281,857)
Other income (loss) — net			182,741
Income before income taxes	(305,251)	(715,891)	(2,279,470)
Other segment information:
Property, plant and equipment - net			14,368,418
Depreciation and amortization			1,540,719
Mushroom Powder Seasonings [Member] | Third Party [Member]
Net operating revenues:
Total net operating revenues	1,081,718		3,939,645
Mushroom Powder Seasonings [Member] | Intersegment [Member]
Net operating revenues:
Total net operating revenues			881,232
Corporate Segment [Member]
Net operating revenues:
Total net operating revenues
Cost of goods sold
Intersegment cost
Total net operating cost
Selling, general administrative expenses	26,981	9,940	(148,008)
Intersegment G&A expenses
Research and development
Operating income (loss)	(26,981)	(9,940)	(148,008)
Interest expense
Other income (loss) — net			831
Income before income taxes	(26,981)	(9,109)	(147,177)
Other segment information:
Property, plant and equipment - net			422
Depreciation and amortization			260
Corporate Segment [Member] | Third Party [Member]
Net operating revenues:
Total net operating revenues
Corporate Segment [Member] | Intersegment [Member]
Net operating revenues:
Total net operating revenues			205,000
Eliminations [Member]
Net operating revenues:
Total net operating revenues
Cost of goods sold
Intersegment cost	(1,200,579)	(284,870)	8,569,131
Total net operating cost
Selling, general administrative expenses
Intersegment G&A expenses			65,600
Research and development
Operating income (loss)
Interest expense
Income before income taxes
Other segment information:
Property, plant and equipment - net
Depreciation and amortization
Eliminations [Member] | Third Party [Member]
Net operating revenues:
Total net operating revenues
Eliminations [Member] | Intersegment [Member]
Net operating revenues:
Total net operating revenues			$ (8,945,659)